SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividends paid	$ 104.8	$ 53.0
Dividends declared in respect of the year	$ 108.6	$ 69.1
Dividend paid (in USD per share)	$ 0.109	$ 0.056
Dividend declared in respect of the year (in USD per share)	$ 0.113	$ 0.072